Parent company only condensed financial information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 234,568	$ 36,809	¥ 409,498	¥ 1,075,557
Short-term investments	158,565	24,882
Prepaid expenses and other assets	113,752	17,850	302,261
Amounts due from related parties	32,829	5,152	15,360
Total current assets	1,126,346	176,748	2,189,133
Non-current assets:
Total non-current assets	73,321	11,505	473,712
TOTAL ASSETS	1,199,667	188,253	2,662,845
Current liabilities
Accrued expenses and other liabilities	301,080	47,246	366,020
Amounts due from subsidiaries and consolidated VIEs	1,175	184	5,146
Total current liabilities	747,042	117,226	1,074,516
Total liabilities	764,361	119,944	1,093,753
Shareholders' equity:
Additional paid-in capital	1,252,103	196,482	1,241,845
Accumulated other comprehensive loss	(2,510)	(394)	(2,510)
Retained earnings (accumulated deficit)	(814,916)	(127,878)	325,750
Total Weidai Ltd. shareholder's equity	434,678	68,210	1,565,086
TOTAL LIABILITIES AND EQUITY	1,199,667	188,253	2,662,845
Class A ordinary shares
Shareholders' equity:
Ordinary shares	0	0	0
Class B ordinary shares
Shareholders' equity:
Ordinary shares	1		1
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	10,846	1,702	177,920
Short-term investments	158,565	24,882
Prepaid expenses and other assets	403	63	2,057
Amounts due from related parties	85,434	13,407	82,667
Total current assets	255,248	40,054	262,644
Non-current assets:
Investments in subsidiaries and VIEs	179,635	28,189	1,302,576
Total non-current assets	179,635	28,189	1,302,576
TOTAL ASSETS	434,883	68,243	1,565,220
Current liabilities
Accrued expenses and other liabilities	71	11
Amounts due from subsidiaries and consolidated VIEs	134	22	134
Total current liabilities	205	33	134
Total liabilities	205	33	134
Shareholders' equity:
Additional paid-in capital	1,252,103	196,482	1,241,845
Accumulated other comprehensive loss	(2,510)	(394)	(2,510)
Retained earnings (accumulated deficit)	(814,916)	(127,878)	325,750
Total Weidai Ltd. shareholder's equity	434,678	68,210	1,565,086
TOTAL LIABILITIES AND EQUITY	434,883	$ 68,243	1,565,220
Parent Company [Member] | Reportable Legal Entities [Member] | Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 1		¥ 1